ACQUISITION DEPOSIT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Jul. 06, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 30,000
Deposits Assets, Current	1,000,000
Refunded amount for acquisition deposit	1,000,000
The consulting firm Global Capital LP [Member]
Business Acquisition [Line Items]
Deposit Assets	1,000,000	$ 1,500,000
Deposits Assets, Current	$ 1,500,000